TAXES (Tables)	12 Months Ended
Sep. 30, 2024
TAXES
Schedule of components of the income tax provision

	2024	2023	2022
Current tax expense
PRC	$—	$—	$33,593
Hong Kong	—	198,615	—
Singapore	45,589	—	—
Total current income tax expense	45,589	$198,615	$33,593

Deferred tax expense
PRC	$119,608	$58,716	$(102,129)
Hong Kong	(78,403)	—	—
Singapore	(483)	—	—
Total deferred income tax expense	40,722	58,716	(102,129)

Total income tax expense	$86,311	$257,331	$(68,536)

Schedule of income/(loss) before provision for income taxes

	2024	2023	2022
PRC	$(941,937)	$(689,505)	$64,151
Hong Kong	(950,349)	1,109,065	—
Singapore	265,329	—	—
Cayman	323,543	—	—
Total Income before Income Taxes	$(1,303,414)	$419,560	$64,151

Schedule of effective tax rate reconciliation

	2024	2023	2022
Income tax expense (benefit) at PRC statutory income tax rate	$(325,853)	$104,890	$16,038
Impact of different tax rates in other jurisdictions	(21,332)	(94,271)	—
Effect of PRC preferential tax rate	266,791	116,831	3,499
Effect of change in tax rate	—	233,082	—
Super deduction of qualified R&D expenditures *	(26,306)	(28,390)	(93,185)
Effect of change in valuation allowance	187,751	(111,786)	5,653
Net operating losses expired	5,096	—	—
Non-deductible items and others **	164	36,975	(541)
Income tax expense	$86,311	$257,331	$(68,536)
*

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from October 1, 2022 onwards, enterprises engaging in research and development activities are entitled to claim an additional tax deduction amounting to 100% of the qualified R&D expenses incurred in determining its tax assessable profits for that year.

**	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.

Schedule of summary of deferred tax assets and liabilities

	2024	2023
Deferred tax assets:
Allowance for doubtful accounts	$40,273	$31,708
Net operating losses	392,874	238,515
Lease liability	2,254	2,436
Total deferred tax assets	435,401	272,659
Less: Valuation allowance	(215,526)	(21,910)
Total deferred tax assets, net of valuation allowance	219,875	250,749

Deferred tax liabilities:
Effect of temporary difference *	(129,176)	(124,942)
Right of use asset	(2,254)	(2,436)
Total deferred tax liabilities	(131,430)	(127,378)
Total deferred tax assets, net	$88,445	$123,371
*	Mainly due to revenue recognition differences

Schedule of movement in valuation allowance

	2024	2023	2022
Beginning balance	$21,910	$133,333	$178,259
Additions	192,863	257	37
Reversals	(5,111)	(112,043)	(30,597)
Foreign currency translation adjustments	5,864	363	(14,366)
Ending balance	$215,526	$21,910	$133,333

Schedule of taxes payable

	2024	2023
PRC	$93,393	$89,829
Hong Kong	200,193	198,621
Singapore	47,631	—
Total taxes payable	$341,217	$288,450